Lease (Details) - Schedule of Amount of Carrying Amounts of Right-of-Use Assets and Movement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amount of Carrying Amounts of Right of Use Assets and Movement [Abstract]
Balance as of beginning balance	$ 229
Initial recognition		306
Depreciation on right-of-use-assets	(76)	(77)
Balance as of ending balance	$ 153	$ 229